SUBSEQUENT EVENTS (Details) (USD $) In Thousands, except Share data, unless otherwise specified		0 Months Ended		1 Months Ended		1 Months Ended
	Jul. 30, 2014 Company	Jan. 01, 2014 Subsequent Event [Member]	Jan. 22, 2014 Subsequent Event [Member] Business	Jul. 30, 2014 Subsequent Event [Member] Journal Media Group [Member] Market	Jun. 29, 2014 Subsequent Event [Member] Journal Media Group [Member]	Jul. 30, 2014 Subsequent Event [Member] Journal Communications Class A and Class B Shareholders [Member] Journal Media Group [Member]	Jul. 30, 2014 Subsequent Event [Member] Journal Communications Class A and Class B Shareholders [Member] Journal Media Group [Member] Common Stock [Member]	Jul. 30, 2014 Subsequent Event [Member] Scripps Shareholders [Member] Journal Media Group [Member]	Jul. 30, 2014 Subsequent Event [Member] Scripps Shareholders [Member] Journal Media Group [Member] Common Stock [Member]	Jul. 30, 2014 Subsequent Event [Member] Scripps [Member] Journal Communications Class A and Class B Shareholders [Member]	Jul. 30, 2014 Subsequent Event [Member] Scripps [Member] Journal Communications Class A and Class B Shareholders [Member] Class A Common Stock [Member]	Jul. 30, 2014 Subsequent Event [Member] Scripps [Member] Scripps Shareholders [Member]
Subsequent Event [Line Items]
Amount of station sold as per agreement		$ 17,000
Pre-tax gain on sale		10,200
Number of primary businesses			2
Number of traded public companies	2
Number of markets				13
Shares to be received (in shares)							0.1950		0.2500		0.5176
Percentage of shares owned (in hundredths)						41.00%		59.00%		31.00%		69.00%
Transaction costs					$ 315